Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Sino Green Land Corporation (the “Company”) is filing Current Report on Form 8-K/A (this “Amendment”) to amend the Current Reports on Form 8-K filed with the Securities and Exchange Commission on September 29, 2026 (the “September 8-K”) and November 6, 2026 (the “November 8-K” and, together with the September 8-K, the “Original Reports”). The Original Reports reported the completion of the Company’s acquisition of Xing Da Plastics Sdn. Bhd. (the “Xing Da”), Invent Fortune Sdn. Bhd. (the “Invent Fortune”), and Hi-Quality Productions Inc. (the “Hi-Quality” and, collectively, the “Acquired Entities”).
Document Period End Date	Nov. 10, 2026
Entity File Number	000-53208
Entity Registrant Name	SINO GREEN LAND CORPORATION
Entity Central Index Key	0001433551
Entity Tax Identification Number	54-0484915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 3 & 5
Entity Address, Address Line Two	Jalan Hi Tech 7/7
Entity Address, Address Line Three	Kawasan Perindustrian Hi Tech 7
Entity Address, City or Town	Semenyih, Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	43500
City Area Code	+603
Local Phone Number	8727 8732
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	SGLA
Entity Emerging Growth Company	false